Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Checking accounts	$ 1,839	$ 3,006
Demand deposits	18,419	25,010
Time deposits	105,100	97,700
Others	263	260
Cash and cash equivalents	$ 125,621	$ 125,976	$ 125,337	$ 127,121